CREDIT FACILITY WITH A BANK AND LONG-TERM LOAN	12 Months Ended
Dec. 31, 2020
CREDIT FACILITY WITH A BANK AND LONG-TERM LOAN
CREDIT FACILITY WITH A BANK AND LONG-TERM LOAN

NOTE 8 – CREDIT FACILITY WITH A BANK AND LONG-TERM LOAN

a.    Credit facility with a bank

On March 12, 2019, the Company and the bank entered into a new credit line agreement (the "2019 Agreement") under which the total credit line to be available under the credit facility which was entered into on March 29, 2017 (the "2017 Agreement") and which was amended on January 30, 2018 and May 28, 2018 increased from up to  $10 million to up to  $11 million, comprised of: (i) up to $6 million in long-term or short-term loan; and (ii) up to $5 million of credit facility against trade accounts receivable. In July 2019, as a result of achievement of certain revenue targets, the total credit line to be available under the credit facility increased from up to $11 million to up to $15 million, comprised of: (i) up to $10 million in long-term or short-term loan; and (ii) up to $5 million of credit facility against trade accounts receivable.

The long-term loan under the 2019 Agreement was repayable in equal quarterly installments over three years from the date of the draw and bore annual interest of the quarterly dollar LIBOR rate plus 5.5%. The credit facility against trade accounts receivable bore annual interest of the monthly dollar LIBOR rate plus 4.25%.

On February 9, 2020, the Company and the bank entered into a new agreement (the "February 2020 Agreement") under which the total credit line to be available under the credit facility increased from up to $15 million to up to $17 million, comprised of: (i) up to $10 million in long-term or short-term loan; and (ii) up to $7 million of credit facility against trade accounts receivable. In July 2020, as a result of achievement of certain revenue targets, the total credit line to be available under the credit facility increased from up to $17 million to up to $20 million,comprised of: (i) up to $13 million in long-term or short-term loan; and (ii) up to $7 million of credit facility against trade accounts receivable. The additional $3 million of long-term or short-term loan would bear annual interest of the quarterly dollar LIBOR rate plus 7.0%. The loans under the credit line could be drawn until October 25, 2020.

On August 11, 2020, the Company entered into a credit line agreement with the bank, which replaced the February 2020 Agreement under which the total credit line to be available until June 19, 2022 (subject to meeting certain terms, as set forth in the agreement) will be $20 million, comprised of: (i) up to $13 million in long-term or short-term loan (the "Loan"); and (ii) up to $7 million of short-term credit facility (the "Revolving Credit Line").

The key terms of the credit facility are as follows: (i) the first $10 million of the Loan will bear interest at the annual interest rate of the quarterly dollar LIBOR rate plus 5.3% and the remaining $3 million, if drawn, will bear annual interest of the quarterly dollar LIBOR rate plus 6.8%. The long-term loan is repayable in equal quarterly installments over three years from the date of the draw. Each short-term loan will be repayable within a period of up to 90 days; and (ii) the draw under the Revolving Credit Line can be denominated in. dollar or in NIS, and if denominated in dollar, bears interest at the annual interest rate of the quarterly dollar LIBOR rate plus 4.0%. The amount that can be drawn under the Revolving Credit line depends on meeting a ratio of 125% between the balance of accounts receivable and the amount drawn. Each draw will be repayable within a period of up to 90 days.

The right to make any draws, whether under the Loan or the Revolving Credit Line, is conditioned upon the Company having cash balances in its account with the Bank of not less than 30% of the total amount drawn for draws of up to $10 million in the aggregate and 40% of the aggregate amount exceeding $10 million.

As of December 31, 2020, the Company drew $5.0 million out of the Revolving Credit Line. On February17, 2021, the Company repaid the above $5.0 million and withdrew again $5.0 million from the Revolving Credit Line. As mentioned above, the Company undertook that upon the withdrawal of credit, the balance of the cash in the Company’s account with the bank will not be less than 30% of the amount of the outstanding credit actually provided to the Company, such that an amount of $1.5 million is not currently available for the Company’s current use.

In order to secure its obligations to the bank, the Company pledged and granted to the bank a first priority floating charge on all of its assets and a first priority fixed charge on (i) its intellectual property, goodwill, holdings in its subsidiaries and certain other, immaterial, assets; and (ii) all of the assets of the Company's U.S. Subsidiary.

In connection with the credit agreements, the Company issued the bank warrants exercisable up to 1,556,272 of the Company’s ordinary shares at exercise prices ranging from NIS 1.04 per share (equivalent to $0.32 per share as of December 31, 2020) to NIS 1.36 per share (equivalent to $0.42 per share as of December 31, 2020) exercisable until November 30, 2023. 1,245,018 warrants out of the 1,556,272 warrants were fully exercised on July 19, 2020.

b.    Long-term loan from the lessor of the new manufacturing facility (the “Lessor”)

On October 16, 2020, the Company and the Lessor entered into a loan agreement in an amount of NIS 1 million ($311 thousand as of December 31, 2020) to finance the leasehold improvements made by the Company. The loan is linked to the Israeli CPI and bears annual interest of 5%. The loan is payable in 29 equal monthly installments starting on November 20, 2020 and ending on March 20, 2023. The Company has the option to prepay the loan in whole or in part without prepayment penalty.